Trading Properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Additions	$ 317	$ 1,095
Currency translation adjustment	15	(338)
Transfers	(432)
Disposals	(693)
Ending	6,179	6,972	$ 6,215
Properties Under Development [Member]
Statement [Line Items]
Additions	144	1,015
Currency translation adjustment	15	(338)
Transfers	0
Disposals	(427)
Ending	3,244	3,512	2,835
Completed Properties [Member]
Statement [Line Items]
Additions	30	0
Currency translation adjustment	0	0
Transfers	147
Disposals	(11)
Ending	593	427	427
Undeveloped Sites [Member]
Statement [Line Items]
Additions	143	80
Currency translation adjustment	0	0
Transfers	(579)
Disposals	(255)
Ending	$ 2,342	$ 3,033	$ 2,953